Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated Assets And Liabilities Of Variable Interest Entities

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2017

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$56.3	$102.5	$191.7		$28.7		$22.3
Net Property, Plant and Equipment	113.2	179.9	—		—		—
Other Noncurrent Assets	90.2	86.3	923.5	(a)	71.0	(b)	285.6	(c)
Total Assets	$259.7	$368.7	$1,115.2		$99.7		$307.9

LIABILITIES AND EQUITY
Current Liabilities	$49.1	$96.5	$260.9		$47.9		$27.6
Noncurrent Liabilities	211.0	272.2	836.1		50.5		278.4
Equity	(0.4)	—	18.2		1.3		1.9
Total Liabilities and Equity	$259.7	$368.7	$1,115.2		$99.7		$307.9

(a)	Includes an intercompany item eliminated in consolidation of $53.9 million.

(b)	Includes an intercompany item eliminated in consolidation of $33.3 million.

(c)	Includes an intercompany item eliminated in consolidation of $3.4 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2017

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy
	(in millions)
ASSETS
Current Assets	$926.3	$178.7	$17.4
Net Property, Plant and Equipment	—	—	323.9
Other Noncurrent Assets	6.4	—	3.1
Total Assets	$932.7	$178.7	$344.4

LIABILITIES AND EQUITY
Current Liabilities	$872.0	$36.4	$12.4
Noncurrent Liabilities	0.7	95.2	132.0
Equity	60.0	47.1	200.0
Total Liabilities and Equity	$932.7	$178.7	$344.4

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2016

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$60.2	$135.5	$184.8		$30.3		$20.2
Net Property, Plant and Equipment	112.0	233.9	—		—		—
Other Noncurrent Assets	89.8	116.2	1,149.4	(a)	117.1	(b)	309.0	(c)
Total Assets	$262.0	$485.6	$1,334.2		$147.4		$329.2

LIABILITIES AND EQUITY
Current Liabilities	$26.3	$131.3	$251.9		$47.5		$27.3
Noncurrent Liabilities	235.3	354.3	1,064.2		98.6		300.6
Equity	0.4	—	18.1		1.3		1.3
Total Liabilities and Equity	$262.0	$485.6	$1,334.2		$147.4		$329.2

(a)	Includes an intercompany item eliminated in consolidation of $61.1 million.

(b)	Includes an intercompany item eliminated in consolidation of $55 million.

(c)	Includes an intercompany item eliminated in consolidation of $3.7 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2016

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy	AEP Renewables
	(in millions)
ASSETS
Current Assets	$945.7	$170.6	$16.3	$—
Net Property, Plant and Equipment	—	—	313.0	130.4
Other Noncurrent Assets	10.3	1.1	5.4	9.0
Total Assets	$956.0	$171.7	$334.7	$139.4

LIABILITIES AND EQUITY
Current Liabilities	$877.4	$31.8	$31.7	$126.7
Noncurrent Liabilities	0.6	97.3	134.4	11.3
Equity	78.0	42.6	168.6	1.4
Total Liabilities and Equity	$956.0	$171.7	$334.7	$139.4

SWEPCo's Investment In DHLC

	December 31,
	2017		2016
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from SWEPCo	$7.6	$7.6	$7.6	$7.6
Retained Earnings	11.8	11.8	15.7	15.7
SWEPCo’s Share of Obligations	—	144.3	—	91.3
Total Investment in DHLC	$19.4	$163.7	$23.3	$114.6

AEP's Investment In OVEC

	December 31,
	2017		2016
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from AEP	$4.4	$4.4	$4.4	$4.4
AEP’s Ratio of OVEC Debt (a)	—	626.3	—	658.3
Total Investment in OVEC	$4.4	$630.7	$4.4	$662.7

(a) Based on the Registrants’ power participation ratios APCo, I&M and OPCo’s share of OVEC debt is $226 million,
$113.1 million and $287.2 million for the year ended December 31, 2017 and $237.6 million, $118.9 million and
$301.8 million for the year-ended December 31, 2016, respectively.

Purchased Power from OVEC

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
APCo	$101.0	$88.0	$87.2
I&M	50.5	44.0	43.7
OPCo	128.2	111.7	110.8

AEP's Investment In PATH-WV

	December 31,
	2017		2016
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from Parent	$18.8	$18.8	$18.8	$18.8
Retained Earnings	(2.0)	(2.0)	(2.3)	(2.3)
Total Investment in PATH-WV	$16.8	$16.8	$16.5	$16.5

Billings from Significant Variable Interest

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP Texas	$152.6	$142.3	$132.7
AEPTCo	188.9	131.1	108.4
APCo	268.8	244.2	227.5
I&M	176.0	147.7	139.5
OPCo	195.7	181.1	177.8
PSO	114.7	111.0	107.3
SWEPCo	150.7	147.0	141.4

Carrying Amount and Classification of Variable Interest in Accounts Payable

	December 31,
	2017		2016
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
AEP Texas	$24.2	$24.2	$22.9	$22.9
AEPTCo	25.1	25.1	23.0	23.0
APCo	37.0	37.0	36.7	36.7
I&M	26.8	26.8	24.2	24.2
OPCo	27.4	27.4	28.1	28.1
PSO	18.7	18.7	16.0	16.0
SWEPCo	20.8	20.8	21.8	21.8